Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
OFFICE FACILITIES:
Tempe, Arizona	OAZ002	$—	(1)	$1,033	$6,652	$2,938	$1,033	$9,590	$10,623	$3,503	1999	40.0
Tempe, Arizona	OAZ003	—	(1)	1,033	6,652	287	1,033	6,939	7,972	2,954	1999	40.0
Tempe, Arizona	OAZ004	—	(1)	1,033	6,652	205	1,033	6,857	7,890	2,941	1999	40.0
Tempe, Arizona	OAZ005	—		701	4,339	—	701	4,339	5,040	1,862	1999	40.0
Englewood, Colorado	OCO001	—	(1)	1,757	16,930	6,503	1,757	23,433	25,190	11,070	1999	40.0
Ft. Collins, Colorado	OCO002	2,795	(1)	—	16,752	48	—	16,800	16,800	6,196	2002	40.0
Largo, Maryland	OMD001	10,124	(1)	1,800	18,706	743	1,800	19,449	21,249	7,067	2002	40.0
Chelmsford, Massachusetts	OMA001	10,125	(1)	1,600	21,947	285	1,600	22,232	23,832	8,280	2002	40.0
Mt. Laurel, New Jersey	ONJ001	50,877		7,726	74,429	10	7,724	74,441	82,165	26,169	2002	40.0
Riverview, New Jersey	ONJ002	9,139	(1)	1,008	13,763	180	1,008	13,943	14,951	4,424	2004	40.0
Riverview, New Jersey	ONJ003	11,196		2,456	28,955	774	2,456	29,729	32,185	9,480	2004	40.0
Harrisburg, Pennsylvania	OPA001	—	(1)	690	26,098	(49)	690	26,049	26,739	9,958	2001	40.0
Irving, Texas	OTX001	—	(1)	1,364	10,628	5,780	2,373	15,399	17,772	6,711	1999	40.0
Richardson, Texas	OTX002	—		1,233	15,160	146	1,233	15,306	16,539	6,248	1999	40.0
Richardson, Texas	OTX004	—		1,230	5,660	1,046	1,230	6,706	7,936	2,622	1999	40.0
Subtotal		$94,256		$24,664	$273,323	$18,896	$25,671	$291,212	$316,883	$109,485
INDUSTRIAL FACILITIES:
Avondale, Arizona	IAZ001	—	(1)	2,519	7,481	1,686	2,519	9,167	11,686	2,128	2009	40.0
Avondale, Arizona	IAZ002	—	(1)	3,279	5,221	4,576	3,279	9,797	13,076	2,407	2009	40.0
Los Angeles, California	ICA001	17,100	(1)	11,635	19,515	5,943	11,635	25,458	37,093	5,768	2007	40.0
Fremont, California	ICA006	—	(1)	1,086	7,964	2,968	1,086	10,932	12,018	5,494	1999	40.0
Sunnyvale, California	ICA016	26,396		15,708	27,987	8,398	15,708	36,385	52,093	18,532	2004	40.0
Golden, Colorado	ICO001	—	(1)	832	1,379	—	832	1,379	2,211	358	2006	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation		Date Acquired	Depreciable Life (Years)
Jacksonville, Florida	IFL002	14,814	(1)	3,510	20,846	8,279	3,510	29,125	32,635	6,251		2007	40.0
Miami, Florida	IFL004	—	(1)	3,048	8,676	—	3,048	8,676	11,724	3,723		1999	40.0
Miami, Florida	IFL005	—	(1)	1,612	4,586	(1,408)	1,241	3,549	4,790	998		1999	40.0
Atlanta, Georgia	IGA001	12,894	(1)	2,791	24,637	349	2,791	24,986	27,777	5,737		2007	40.0
Bristol, Indiana	IIN001	—	(1)	462	9,224	—	462	9,224	9,686	2,888		2007	40.0
Everett, Massachusetts	IMA001	17,741	(1)	7,439	21,774	10,979	7,439	32,753	40,192	7,028		2007	40.0
Montague, Michigan	IMI001	—	(1)	598	9,814	1	598	9,815	10,413	3,105		2007	40.0
Bloomington, Minnesota	IMN001	—		403	1,147	(344)	1,206	—	1,206	—		1999	40.0
Little Falls, Minnesota	IMN002	—	(1)	6,705	17,690	—	6,225	18,170	24,395	5,411		2005	40.0
Elizabeth, New Jersey	INJ001	20,575	(1)	8,368	15,376	21,141	8,368	36,517	44,885	7,912		2007	40.0
El Reno, Oklahoma	IOK001	5,858		411	7,037	—	411	7,037	7,448	11	(3)	2016	40.0
La Porte, Texas	ITX004	12,803	(1)	1,631	27,858	(416)	1,631	27,442	29,073	6,243		2007	40.0
Fort Worth, Texas	ITX005	13,742		2,189	15,284	(5)	2,189	15,279	17,468	134	(3)	2016	40.0
Chesapeake, Virginia	IVA001	13,808	(1)	2,619	28,481	142	2,619	28,623	31,242	6,570		2007	40.0
Subtotal		$155,731		$76,845	$281,977	$62,289	$76,797	$344,314	$421,111	$90,698
LAND:
Scottsdale, Arizona	LAZ003			1,400	—	—	1,400	—	1,400	—		2011	0
Whittmann, Arizona	LAZ001	—		96,700	—	—	96,700	—	96,700	—		2010	0
Mammoth Lakes, California	LCA002	—	(1)	28,464	2,836	(11,000)	17,464	2,836	20,300	2,836		2010	0
Mammoth, California	LCA007			2,382	—	—	2,382	—	2,382	—		2007	0
Riverside, California	LCA003	—		87,300	—	(2,649)	84,651	—	84,651	—		2009	0
San Jose, California	LCA004	—		68,155	—	(22,099)	46,056	—	46,056	—		2000	0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation		Date Acquired	Depreciable Life (Years)
San Pedro, California	LCA005	—		84,100	—	29,314	113,414	—	113,414	—		2010	0
Santa Clarita Valley, California	LCA006	—		59,100	—	—	59,100	—	59,100	—		2010	0
Fort Myers, Florida	LFA001	—	(1)	7,600	—	—	7,600	—	7,600	—		2009	0
Indiantown, Florida	LFA002	—		8,100	—	—	8,100	—	8,100	—		2009	0
Key West, Florida	LFA007			5,883	—	235	5,883	235	6,118	—		2014	0
Miami, Florida	LFA006	—		9,300	—	(220)	9,080	—	9,080	—		2012	0
Naples, Florida	LFA003	—		26,600	—	42,503	26,600	42,503	69,103	—		2010	0
St. Lucie, Florida	LFA004			10,440	—	—	10,440	—	10,440	—		2013	0
Stuart, Florida	LFA005	—		9,300	—	—	9,300	—	9,300	—		2010	0
Savannah, Georgia	LGA001			3,800	—	(3,800)	—	—	—	—		2013	0
Savannah, Georgia	LGA002			1,400	—	—	1,400	—	1,400	—		2013	0
Cumming, Georgia	LGA003			3,915	—	—	3,915	—	3,915	—		2016	0
Chicago, Illinois	LIL001			31,500	—	—	31,500	—	31,500	—		2016	0
Clinton, Maryland	LMD001	—		102,938	—	—	102,938	—	102,938	—		2009	0
Lanham, Maryland	LMD002	—		2,486	—	—	2,486	—	2,486	—		1999	0
Detroit, Michigan	LMI001	—		5,374	—	—	5,374	—	5,374	—		2007	0
Asbury Park, New Jersey	LNJ001	—		43,300	—	61,178	104,478	—	104,478	528	(3)	2009	0
Brooklyn, New York	LNY002	—		58,900	—	(13,460)	45,440	—	45,440	—		2011	0
Brooklyn, New York	LNY003	—		3,277	—	25,491	3,277	25,491	28,768	—		2013	0
Long Beach, New York	LNY001	—		52,461	—	2,525	52,461	2,525	54,986	—		2009	0
Bend, Oregon	LOR002	—		20,326	—	(14,922)	5,404	—	5,404	—		2012	0
Warrington, Pennsylvania	LPA001			1,460	—	485	1,460	485	1,945	—		2011	0
Dallas, Texas	LTX001	—		3,375	—	—	3,375	—	3,375	—		2005	0
Dallas, Texas	LTX002	—		3,621	—	—	3,621		3,621	—		2005	0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation		Date Acquired	Depreciable Life (Years)
Chesterfield County, Virginia	LVA001	—		72,138	—	32,877	105,015	—	105,015	2,735	(3)	2009	0
Ranson, West Virginia	LWV001	—		9,083	—	—	9,083	—	9,083	—		2016	0
Subtotal		$—		$924,178	$2,836	$126,458	$979,397	$74,075	$1,053,472	$6,099
ENTERTAINMENT:
Decatur, Alabama	EAL001	—		277	359	(2)	277	357	634	115		2004	40.0
Huntsville, Alabama	EAL002	—		319	414	—	319	414	733	132		2004	40.0
Chandler, Arizona	EAZ001	—		793	1,027	—	793	1,027	1,820	328		2004	40.0
Chandler, Arizona	EAZ002	—		521	673	(3)	521	670	1,191	216		2004	40.0
Mesa, Arizona	EAZ004	—		630	815	—	630	815	1,445	261		2004	40.0
Peoria, Arizona	EAZ005	—		590	764	—	590	764	1,354	244		2004	40.0
Phoenix, Arizona	EAZ006	—		476	616	(3)	476	613	1,089	197		2004	40.0
Phoenix, Arizona	EAZ007	—		654	845	(4)	654	841	1,495	271		2004	40.0
Phoenix, Arizona	EAZ008	—		666	862	(5)	666	857	1,523	276		2004	40.0
Tempe, Arizona	EAZ009	—		460	596	—	460	596	1,056	190		2004	40.0
Alameda, California	ECA001	—		1,097	1,421	(1)	1,097	1,420	2,517	454		2004	40.0
Bakersfield, California	ECA002	—		434	560	1	434	561	995	179		2004	40.0
Bakersfield, California	ECA003	—		332	429	—	332	429	761	137		2004	40.0
Milpitas, California	ECA005	—		676	876	—	676	876	1,552	280		2004	40.0
Riverside, California	ECA006	—		720	932	—	720	932	1,652	298		2004	40.0
Rocklin, California	ECA007	—		574	743	(4)	574	739	1,313	238		2004	40.0
Sacramento, California	ECA008	—		392	508	(3)	392	505	897	163		2004	40.0
San Bernardino, California	ECA009	—		358	464	(2)	358	462	820	149		2004	40.0
San Diego, California	ECA010	—	(1)	—	18,000	—	—	18,000	18,000	5,608		2003	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
San Marcos, California	ECA011	—		852	1,101	(5)	852	1,096	1,948	353	2004	40.0
Thousand Oaks, California	ECA013	—	(1)	—	1,953	25,772	—	27,725	27,725	5,428	2008	40.0
Torrance, California	ECA014	—		659	852	(4)	659	848	1,507	273	2004	40.0
Visalia, California	ECA015	—		562	729	(1)	562	728	1,290	233	2004	40.0
W. Los Angeles, California	ECA004	—		1,642	2,124	(11)	1,642	2,113	3,755	680	2004	40.0
Aurora, Colorado	ECO002	—		640	827	—	640	827	1,467	265	2004	40.0
Denver, Colorado	ECO003	—		729	944	(1)	729	943	1,672	302	2004	40.0
Englewood, Colorado	ECO004	—		536	694	(3)	536	691	1,227	222	2004	40.0
Littleton, Colorado	ECO006	—		901	1,165	(6)	901	1,159	2,060	373	2004	40.0
Milford, Connecticut	ECT001	—		1,097	1,420	(7)	1,097	1,413	2,510	455	2004	40.0
Wilmington, Delaware	EDE001	—		1,076	1,390	3	1,076	1,393	2,469	445	2004	40.0
Boca Raton, Florida	EFL001	—	(1)	—	41,809	—	—	41,809	41,809	18,286	2005	27.0
Boynton Beach, Florida	EFL002	—		412	531	(2)	412	529	941	171	2004	40.0
Boynton Beach, Florida	EFL003	—	(1)	6,550	—	17,118	6,533	17,135	23,668	4,138	2006	40.0
Bradenton, Florida	EFL004	—		1,067	1,382	—	1,067	1,382	2,449	442	2004	40.0
Davie, Florida	EFL006	—		401	520	—	401	520	921	166	2004	40.0
Lakeland, Florida	EFL008	—		282	364	(2)	282	362	644	117	2004	40.0
Leesburg, Florida	EFL009	—		352	455	(1)	352	454	806	145	2004	40.0
Ocala, Florida	EFL011	—		437	567	—	437	567	1,004	181	2004	40.0
Ocala, Florida	EFL012	—		532	689	(1)	532	688	1,220	220	2004	40.0
Orange City, Florida	EFL014	—		486	629	—	486	629	1,115	201	2004	40.0
Pembroke Pines, Florida	EFL016	—		497	643	(3)	497	640	1,137	206	2004	40.0
Sarasota, Florida	EFL018	—		643	833	(5)	643	828	1,471	267	2004	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
St. Petersburg, Florida	EFL019	—	(1)	4,200	18,272	—	4,200	18,272	22,472	5,411	2005	40.0
Tampa, Florida	EFL020	—		551	714	(4)	551	710	1,261	228	2004	40.0
Tampa, Florida	EFL021	—		364	470	(2)	364	468	832	151	2004	40.0
Venice, Florida	EFL022	—		507	656	—	507	656	1,163	210	2004	40.0
W. Palm Beach, Florida	EFL023	—	(1)	—	19,337	—	—	19,337	19,337	5,726	2005	40.0
Atlanta, Georgia	EGA001	—		510	660	(4)	510	656	1,166	211	2004	40.0
Augusta, Georgia	EGA002	—		286	371	—	286	371	657	119	2004	40.0
Conyers, Georgia	EGA003	—		474	613	(1)	474	612	1,086	196	2004	40.0
Marietta, Georgia	EGA004	—		581	752	(1)	581	751	1,332	240	2004	40.0
Savannah, Georgia	EGA005	—		718	930	(5)	718	925	1,643	298	2004	40.0
Woodstock, Georgia	EGA007	—		502	651	(4)	502	647	1,149	208	2004	40.0
Bloomington, Illinois	EIL001	—		335	434	—	335	434	769	139	2004	40.0
Bolingbrook, Illinois	EIL002	—		481	622	—	481	622	1,103	199	2004	40.0
Chicago, Illinois	EIL003	—	(1)	8,803	57	30,479	8,803	30,536	39,339	7,111	2006	40.0
Lyons, Illinois	EIL004	—		433	560	(3)	433	557	990	179	2004	40.0
Springfield, Illinois	EIL005	—		431	557	(3)	431	554	985	178	2004	40.0
Evansville, Indiana	EIN001	—		542	701	(4)	542	697	1,239	225	2004	40.0
Louisville, Kentucky	EKY001	—		417	539	—	417	539	956	172	2004	40.0
Louisville, Kentucky	EKY002	—		365	473	(2)	365	471	836	151	2004	40.0
Baltimore, Maryland	EMD001	—		428	554	(1)	428	553	981	177	2004	40.0
Baltimore, Maryland	EMD002	—		575	745	(1)	575	744	1,319	238	2004	40.0
Baltimore, Maryland	EMD003	—		362	468	(2)	362	466	828	150	2004	40.0
Gaithersburg, Maryland	EMD004	—		884	1,145	(6)	884	1,139	2,023	367	2004	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
Hyattsville, Maryland	EMD006	—		399	518	(3)	399	515	914	166	2004	40.0
Laurel, Maryland	EMD007	—		649	839	(5)	649	834	1,483	269	2004	40.0
Linthicum, Maryland	EMD008	—		366	473	(2)	366	471	837	152	2004	40.0
Pikesville, Maryland	EMD009	—		398	516	(3)	398	513	911	165	2004	40.0
Timonium, Maryland	EMD011	—		1,126	1,458	(1)	1,126	1,457	2,583	466	2004	40.0
Auburn, Massachusetts	EMA001	—		523	678	(4)	523	674	1,197	217	2004	40.0
Chicopee, Massachusetts	EMA002	—		548	711	(1)	548	710	1,258	227	2004	40.0
Somerset, Massachusetts	EMA003	—		519	672	(4)	519	668	1,187	215	2004	40.0
Taunton, Massachusetts	EMA004	—		344	445	(1)	344	444	788	142	2004	40.0
Flint, Michigan	EMI002	—		516	667	(3)	516	664	1,180	214	2004	40.0
Grand Rapids, Michigan	EMI003	—		554	718	—	554	718	1,272	229	2004	40.0
Jackson, Michigan	EMI004	—		387	500	(2)	387	498	885	160	2004	40.0
Roseville, Michigan	EMI005	—		533	691	(4)	533	687	1,220	221	2004	40.0
Minneapolis, Minnesota	EMN001	—		666	861	(5)	666	856	1,522	276	2004	40.0
Burnsville, Minnesota	EMN002	—	(1)	2,962	—	17,164	2,962	17,164	20,126	4,422	2006	40.0
Rochester, Minnesota	EMN004	—	(1)	2,437	8,715	2,098	2,437	10,813	13,250	3,149	2006	40.0
Columbia, Missouri	EMO001	—		334	432	—	334	432	766	138	2004	40.0
N. Kansas City, Missouri	EMO004	—		878	1,139	—	878	1,139	2,017	364	2004	40.0
Aberdeen, New Jersey	ENJ001	—		1,560	2,019	(11)	1,560	2,008	3,568	647	2004	40.0
Wallington, New Jersey	ENJ002	—		830	1,075	(1)	830	1,074	1,904	343	2004	40.0

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances	Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
Reno, Nevada	ENV001	—	440	569	(3)	440	566	1,006	182	2004	40.0
Bay Shore, New York	ENY001	—	603	779	(4)	603	775	1,378	250	2004	40.0
Centereach, New York	ENY002	—	442	571	—	442	571	1,013	183	2004	40.0
Cheektowaga, New York	ENY004	—	385	499	(2)	385	497	882	160	2004	40.0
Depew, New York	ENY005	—	350	453	(1)	350	452	802	145	2004	40.0
Melville, New York	ENY007	—	494	640	—	494	640	1,134	205	2004	40.0
Rochester, New York	ENY006	—	326	421	—	326	421	747	135	2004	40.0
Rochester, New York	ENY008	—	320	414	(2)	320	412	732	133	2004	40.0
Rochester, New York	ENY009	—	399	516	(2)	399	514	913	165	2004	40.0
Sayville, New York	ENY010	—	959	1,240	(7)	959	1,233	2,192	397	2004	40.0
Shirley, New York	ENY011	—	587	761	—	587	761	1,348	243	2004	40.0
Smithtown, New York	ENY012	—	521	675	(4)	521	671	1,192	216	2004	40.0
Syosset, New York	ENY013	—	711	920	(1)	711	919	1,630	294	2004	40.0
Syracuse, New York	ENY014	—	558	723	(4)	558	719	1,277	231	2004	40.0
Wantagh, New York	ENY015	—	747	967	—	747	967	1,714	309	2004	40.0
Webster, New York	ENY016	—	683	885	(5)	683	880	1,563	283	2004	40.0
West Babylon, New York	ENY017	—	1,492	1,933	(2)	1,492	1,931	3,423	618	2004	40.0
White Plains, New York	ENY018	—	1,471	1,904	(10)	1,471	1,894	3,365	610	2004	40.0
Asheville, North Carolina	ENC001	—	397	513	—	397	513	910	164	2004	40.0
Cary, North Carolina	ENC002	—	476	615	(3)	476	612	1,088	197	2004	40.0

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances	Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
Charlotte, North Carolina	ENC003	—	410	530	(3)	410	527	937	170	2004	40.0
Charlotte, North Carolina	ENC004	—	402	520	(3)	402	517	919	167	2004	40.0
Durham, North Carolina	ENC005	—	948	1,227	(1)	948	1,226	2,174	392	2004	40.0
Goldsboro, North Carolina	ENC006	—	259	336	(2)	259	334	593	107	2004	40.0
Greensboro, North Carolina	ENC007	—	349	452	(1)	349	451	800	144	2004	40.0
Greenville, North Carolina	ENC008	—	640	828	—	640	828	1,468	265	2004	40.0
Hickory, North Carolina	ENC009	—	409	531	(1)	409	530	939	169	2004	40.0
Matthews, North Carolina	ENC010	—	965	1,249	(7)	965	1,242	2,207	400	2004	40.0
Raleigh, North Carolina	ENC011	—	475	615	(1)	475	614	1,089	197	2004	40.0
Winston-Salem, North Carolina	ENC012	—	494	638	(3)	494	635	1,129	205	2004	40.0
Canton, Ohio	EOH001	—	434	562	—	434	562	996	180	2004	40.0
Columbus, Ohio	EOH002	—	967	1,252	(7)	967	1,245	2,212	401	2004	40.0
Grove City, Ohio	EOH003	—	281	365	(2)	281	363	644	117	2004	40.0
Medina, Ohio	EOH004	—	393	508	—	393	508	901	163	2004	40.0
Edmond, Oklahoma	EOK001	—	431	557	(3)	431	554	985	178	2004	40.0
Tulsa, Oklahoma	EOK002	—	954	1,235	(1)	954	1,234	2,188	395	2004	40.0
Salem, Oregon	EOR002	—	393	508	(3)	393	505	898	163	2004	40.0
Boothwyn, Pennsylvania	EPA001	—	407	527	—	407	527	934	168	2004	40.0
Croydon, Pennsylvania	EPA002	—	421	544	—	421	544	965	174	2004	40.0
Pittsburgh, Pennsylvania	EPA003	—	409	528	(2)	409	526	935	169	2004	40.0
Pittsburgh, Pennsylvania	EPA004	—	407	527	(2)	407	525	932	169	2004	40.0

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances	Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
San Juan, Puerto Rico	EPR001	—	950	1,230	(1)	950	1,229	2,179	393	2004	40.0
Cranston, Rhode Island	ERI001	—	850	1,100	(5)	850	1,095	1,945	352	2004	40.0
Greenville, South Carolina	ESC002	—	332	429	—	332	429	761	137	2004	40.0
Addison, Texas	ETX001	—	1,045	1,353	(1)	1,045	1,352	2,397	433	2004	40.0
Arlington, Texas	ETX002	—	593	767	(4)	593	763	1,356	246	2004	40.0
Conroe, Texas	ETX004	—	838	1,083	(5)	838	1,078	1,916	347	2004	40.0
Corpus Christi, Texas	ETX005	—	528	682	(3)	528	679	1,207	219	2004	40.0
Desota, Texas	ETX006	—	480	622	(3)	480	619	1,099	199	2004	40.0
Euless, Texas	ETX007	—	975	1,261	(7)	975	1,254	2,229	404	2004	40.0
Garland, Texas	ETX008	—	1,108	1,433	(7)	1,108	1,426	2,534	459	2004	40.0
Houston, Texas	ETX009	—	425	549	(58)	425	491	916	165	2004	40.0
Houston, Texas	ETX010	—	518	671	—	518	671	1,189	214	2004	40.0
Houston, Texas	ETX011	—	758	981	—	758	981	1,739	314	2004	40.0
Houston, Texas	ETX013	—	375	485	(2)	375	483	858	155	2004	40.0
Humble, Texas	ETX014	—	438	567	(3)	438	564	1,002	182	2004	40.0
Lewisville, Texas	ETX017	—	561	726	—	561	726	1,287	232	2004	40.0
Richardson, Texas	ETX018	—	753	976	(1)	753	975	1,728	312	2004	40.0
San Antonio, Texas	ETX019	—	521	675	—	521	675	1,196	216	2004	40.0
Stafford, Texas	ETX020	—	634	821	(4)	634	817	1,451	263	2004	40.0
Waco, Texas	ETX021	—	379	491	(3)	379	488	867	157	2004	40.0
Webster, Texas	ETX022	—	592	766	—	592	766	1,358	245	2004	40.0
Centreville, Virginia	EVA001	—	1,134	1,467	(1)	1,134	1,466	2,600	469	2004	40.0
Chesapeake, Virginia	EVA002	—	845	1,094	(1)	845	1,093	1,938	350	2004	40.0
Chesapeake, Virginia	EVA003	—	884	1,145	(6)	884	1,139	2,023	367	2004	40.0
Fredericksburg, Virginia	EVA004	—	953	1,233	(7)	953	1,226	2,179	395	2004	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
Grafton, Virginia	EVA005	—		487	632	(1)	487	631	1,118	202	2004	40.0
Lynchburg, Virginia	EVA006	—		425	550	(3)	425	547	972	176	2004	40.0
Mechanicsville, Virginia	EVA007	—		1,151	1,490	(8)	1,151	1,482	2,633	477	2004	40.0
Norfolk, Virginia	EVA008	—		546	707	—	546	707	1,253	226	2004	40.0
Petersburg, Virginia	EVA009	—		851	1,103	(1)	851	1,102	1,953	352	2004	40.0
Richmond, Virginia	EVA010	—		819	1,061	(1)	819	1,060	1,879	339	2004	40.0
Richmond, Virginia	EVA011	—		958	1,240	—	958	1,240	2,198	396	2004	40.0
Virginia Beach, Virginia	EVA012	—		788	1,020	(5)	788	1,015	1,803	327	2004	40.0
Williamsburg, Virginia	EVA013	—		554	716	(4)	554	712	1,266	229	2004	40.0
Quincy, Washington	EWA001	—	(1)	1,500	6,500	—	1,500	6,500	8,000	2,493	2003	40.0
Milwaukee, Wisconsin	EWI001	—		521	673	2	521	675	1,196	216	2004	40.0
S. Milwaukee, Wisconsin	EWI002	—		413	535	—	413	535	948	171	2004	40.0
Wauwatosa, Wisconsin	EWI004	—		793	1,025	(5)	793	1,020	1,813	328	2004	40.0
West Allis, Wisconsin	EWI005	—		1,124	1,455	—	1,124	1,455	2,579	465	2004	40.0
Subtotal		$—		$121,208	$237,284	$92,223	$121,191	$329,524	$450,715	$101,006
RETAIL:
Scottsdale, Arizona	RAZ003	—	(1)	2,625	4,875	2,569	2,625	7,444	10,069	1,193	2009	40.0
Scottsdale, Arizona	RAZ004	—		2,184	4,056	(1,588)	2,184	2,468	4,652	313	2009	40.0
Scottsdale, Arizona	RAZ005	—	(1)	2,657	2,666	(250)	2,657	2,416	5,073	526	2011	40.0
Colorado Springs, Colorado	RCO001	—	(1)	2,631	279	5,195	2,607	5,498	8,105	1,315	2006	40.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)
St. Augustine, Florida	RFL003	—	(1)	3,950	—	10,285	3,908	10,327	14,235	2,649	2005	40.0
Honolulu, Hawaii	RHI001	—		3,393	21,155	(9,143)	3,393	12,012	15,405	2,634	2009	40.0
Chicago, Illinois	RIL002	—		14,934	29,675	19,353	14,934	49,028	63,962	5,099	2012	40.0
Chicago, Illinois	RIL001	—	(1)	—	336	1,572	—	1,908	1,908	875	2010	40.0
Albuquerque, New Mexico	RNM001	—	(1)	1,733	—	8,728	1,705	8,756	10,461	2,362	2005	40.0
Hamburg, New York	RNY001	—	(1)	731	6,073	699	711	6,792	7,503	2,099	2005	40.0
Columbia, South Carolina	RSC001	—		2,126	948	(723)	1,337	1,014	2,351	241	2007	40.0
Anthony, Texas	RTX001	—	(1)	3,538	4,215	(187)	3,514	4,052	7,566	1,101	2005	40.0
Draper, Utah	RUT001	—	(1)	3,502	—	5,975	3,502	5,975	9,477	1,515	2005	40.0
Ashburn, Virginia	RVA001	—	(1)	4,720	16,711	—	4,720	16,711	21,431	1,684	2011	40.0
Subtotal		$—		$48,724	$90,989	$42,485	$47,797	$134,401	$182,198	$23,606
HOTEL:
San Diego, California	HCA002	—		4,394	27,030	(871)	4,394	26,159	30,553	12,636	1998	40.0
Sonoma, California	HCA003	—		3,308	20,623	(664)	3,308	19,959	23,267	9,623	1998	40.0
Durango, Colorado	HCO001	—		1,242	7,865	(253)	1,242	7,612	8,854	3,662	1998	40.0
Atlanta, Georgia	HGA001	—	(1)	6,378	25,514	3,533	6,378	29,047	35,425	5,588	2010	40.0
Honolulu, Hawaii	HHI001	—		17,996	17,996	(31,160)	3,419	1,413	4,832	4,531	2009	40.0
Lihue, Hawaii	HHI002	—		3,000	12,000	5,071	3,000	17,071	20,071	2,298	2009	40.0
Asbury Park, New Jersey	HNJ001			3,815	40,194	2,828	3,815	43,022	46,837	909	2016	40.0
Salt Lake City, Utah	HUT001	—		5,620	32,695	(1,058)	5,620	31,637	37,257	15,407	1998	40.0
Seattle, Washington	HWA004	—		5,101	32,080	(1,031)	5,101	31,049	36,150	14,951	1998	40.0
Subtotal		$—		$50,854	$215,997	$(23,605)	$36,277	$206,969	$243,246	$69,605
APARTMENT/RESIDENTIAL:
Scottsdale, Arizona	AAZ001			2,423	—	5,126	2,423	5,126	7,549	—	2010	0.0

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at Close of Period
Location		Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total		Accumulated Depreciation		Date Acquired	Depreciable Life (Years)
Scottsdale, Arizona	AAZ002			—	1,788	(632)	—	1,156	1,156		—		2016	0.0
Mammoth, California	ACA002	—		10,078	40,312	(48,648)	348	1,394	1,742		—		2007	0.0
Atlanta, Georgia	AGA001	—		2,963	11,850	16,457	6,254	25,016	31,270		—		2010	0.0
Jersey City, New Jersey	ANJ001	—		36,405	64,719	(100,639)	175	310	485		—		2009	0.0
Philadelphia, Pennsylvania	APA001	—		44,438	82,527	(123,902)	1,072	1,991	3,063		—		2012	0.0
Philadelphia, Pennsylvania	APA002	—		15,890	29,510	(16,120)	15,890	13,390	29,280		—		2012	0.0
Seattle, Washington	AWA002	—		2,342	44,478	(32,266)	2,342	12,212	14,554		—		2009	0.0
Milwaukee, Wisconsin	OWI001	—		1,875	13,914	(6,147)	1,875	7,767	9,642		4,941		1999	40.0
Subtotal		$—		$116,414	$289,098	$(306,771)	$30,379	$68,362	$98,741		$4,941
MIXED USE:
Glendale, Arizona	MAZ002	—	(1)	10,182	52,544	33,138	10,182	85,682	95,864		13,148		2011	40.0
Riverside, California	MCA001	—		5,869	629	2	5,869	631	6,500		388		2010	40.0
Key West, Florida	MFL002			18,229	20,899	1,831	18,229	22,730	40,959		2,979		2014	40.0
Naples, Florida	MFL003			2,507	8,155	1,251	2,507	9,406	11,913		1,325		2014	40.0
Tampa, Florida	MFL004			4,201	14,652	902	4,201	15,554	19,755		1,708		2014	40.0
Atlanta, Georgia	MGA001	—	(1)	4,480	17,916	(16,564)	4,480	1,352	5,832		1,120		2010	40.0
Subtotal		$—		$45,468	$114,795	$20,560	$45,468	$135,355	$180,823		$20,668
Total(6)		$249,987		$1,408,355	$1,506,299	$32,535	$1,362,977	$1,584,212	$2,947,189	(4)	$426,108	(5)
_______________________________________________________________________________

(1)	Consists of properties pledged as collateral under the Company's secured credit facilities with a carrying value of $633.0 million.

(2)	Includes impairments and unit sales.

(3)	These properties have land improvements which have depreciable lives of 15 to 20 years.

(4)	The aggregate cost for Federal income tax purposes was approximately $3.14 billion at December 31, 2016.

(5)	Includes $6.5 million and $4.8 million relating to accumulated depreciation for land and development assets and real estate assets held for sale, respectively, as of December 31, 2016.

(6)	Excludes $49.2 million of deferred expenses and other assets that were reclassified to "Real estate available and held for sale" as of December 31, 2016.
The following table reconciles real estate from January 1, 2014 to December 31, 2016:

	2016	2015	2014
Balance at January 1	$3,200,342	$3,444,676	$3,589,072
Improvements and additions	169,999	183,269	145,238
Acquisitions through foreclosure	40,583	14,505	77,867
Other acquisitions	30,618	—	4,666
Dispositions	(484,810)	(431,928)	(341,453)
Impairments	(9,543)	(10,180)	(30,714)
Balance at December 31	$2,947,189	$3,200,342	$3,444,676
The following table reconciles accumulated depreciation from January 1, 2014 to December 31, 2016:

	2016	2015	2014
Balance at January 1	$(467,122)	$(481,980)	$(432,374)
Additions	(48,381)	(57,049)	(62,299)
Dispositions	89,395	71,907	12,693
Balance at December 31	$(426,108)	$(467,122)	$(481,980)